CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
REVENUES
Revenues from mining operations (note 1)	$ 1,638,406		$ 1,917,714		$ 1,821,799
COSTS, EXPENSES AND OTHER INCOME
Production	924,927	[1]	897,712	[1]	876,078	[1]
Exploration and corporate development	44,236		109,500		75,721
Amortization of property, plant and mine development (note 3)	296,078		271,861		261,781
General and administrative (note 16)	115,800		119,085		107,926
Impairment loss on available-for-sale securities (note 2(b) and 4)	34,272		12,732		8,569
Provincial capital tax	(1,504)		4,001		9,223
Interest expense (note 5)	57,999		57,887		55,039
Interest and sundry expense	8,824		2,389		5,188
(Gain) loss on derivative financial instruments (note 15)	(1,509)		819		(3,683)
Gain on sale of available-for-sale securities (note 2(b))	(74)		(9,733)		(4,907)
Impairment loss (note 18)	537,227				907,681
Loss on Goldex mine (note 17)					302,893
Foreign currency translation (gain) loss	(7,188)		16,320		(1,082)
Income (loss) before income and mining taxes	(370,682)		435,141		(778,628)
Income and mining taxes expense (recovery) (note 9)	35,844		124,225		(209,673)
Net income (loss) for the year	(406,526)		310,916		(568,955)
Attributed to non-controlling interest					(60)
Attributed to common shareholders	(406,526)		310,916		(568,895)
Net income (loss) per share - basic (note 7(e)) (in dollars per share)	$ (2.35)		$ 1.82		$ (3.36)
Net income (loss) per share - diluted (note 7(e)) (in dollars per share)	$ (2.35)		$ 1.81		$ (3.36)
Cash dividends declared per common share (note 7(a)) (in dollars per share)	$ 0.66		$ 1.02
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	(406,526)		310,916		(568,955)
Available-for-sale securities and other investments:
Unrealized loss	(22,553)		(27,029)		(35,444)
Reclassification to impairment loss on available-for-sale securities (notes 2(b) and 4)	34,272		12,732		8,569
Reclassification to realized gain on sale of available-for-sale securities (note 2(b))	(74)		(9,733)		(4,907)
Derivative financial instruments (note 15):
Unrealized (loss) gain	(284)		6,882		(5,863)
Reclassification to production costs	(117)		(2,738)		1,459
Pension benefits (note 6(b)):
Unrealized gain (loss)	375		531		(1,595)
Reclassification to general and administrative expense	637		617		540
Income tax expense (recovery) impact of reclassification items (note 9)	(137)		558		(556)
Income tax expense (recovery) impact of other comprehensive income (loss) items (note 9)	51		(2,025)		2,301
Other comprehensive income (loss) for the year	12,170		(20,205)		(35,496)
Comprehensive income (loss) for the year	(394,356)		290,711		(604,451)
Attributed to non-controlling interest					(60)
Attributed to common shareholders	$ (394,356)		$ 290,711		$ (604,391)

[1]	Exclusive of amortization, which is shown separately.